Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Right-of-Use Assets and Operating Lease Liabilities [Line Items]
Weighted average incremental borrowing rate	5.37%	3.52%
Interest expense arising from lease liabilities	$ 8,954	$ 15,987
Depreciation expense related to right-of-use assets	816,084	1,042,981
Lease Liabilities [Member]
Right-of-Use Assets and Operating Lease Liabilities [Line Items]
Interest expense arising from lease liabilities	58,248	58,602
Right-of-use assets [member]
Right-of-Use Assets and Operating Lease Liabilities [Line Items]
Depreciation expense related to right-of-use assets	$ 816,084	$ 1,026,316